EQUIPMENT FOR LEASE (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Equipment for lease	$ 177,021
Equipment for lease, useful life	5 years
Depreciation	$ 0	$ 0